                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-21295
                                   --------------------------------------------

                         J.P. Morgan Mutual Fund Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  522 Fifth Avenue,  New York,                        NY 10036
--------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                  ------------------------------
Date of fiscal year end:  December 31, 2004
                        --------------------------------------------------------

Date of reporting period: September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                         JPMORGAN INTREPID AMERICA FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN INTREPID AMERICA FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES     ISSUER                                                                                VALUE
---------------------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS - 97.3%

             COMMON STOCKS -- 97.3%
             AEROSPACE -- 3.9%
    28,600   General Dynamics Corp.                                                             $     2,920,060
    66,700   The Boeing Co.                                                                           3,443,054
    36,500   United Technologies Corp.                                                                3,408,370

                                                                                                ---------------
                                                                                                      9,771,484
             APPAREL -- 1.1%
    34,900   Nike, Inc., Class B                                                                      2,750,120
             AUTOMOTIVE -- 2.4%
    21,400   Autoliv, Inc. (Sweden)                                                                     864,560
    12,700   Cummins Engine, Inc.                                                                       938,403
   219,600   Ford Motor Co.                                                                           3,085,380
    16,300   PACCAR, Inc.                                                                             1,126,656

                                                                                                ---------------
                                                                                                      6,014,999
             BANKING -- 6.1%
   140,766   Bank of America Corp.                                                                    6,099,391
    21,400   Doral Financial Corp. (Puerto Rico)                                                        887,458
    43,500   Sovereign Bancorp, Inc.                                                                    949,170
   127,600   U.S. Bancorp                                                                             3,687,640
    78,100   Wachovia Corp.                                                                           3,666,795

                                                                                                ---------------
                                                                                                     15,290,454
             BUSINESS SERVICES -- 1.8%
    37,800   Acxiom Corp.                                                                               897,372
   131,000   Cendant Corp.                                                                            2,829,600
    18,800   Computer Sciences Corp. *                                                                  885,480

                                                                                                ---------------
                                                                                                      4,612,452
             CHEMICALS -- 1.5%
    81,200   The Dow Chemical Co.                                                                     3,668,616
             COMPUTER SOFTWARE -- 0.5%
    24,200   Autodesk, Inc.                                                                           1,176,846
             COMPUTERS/COMPUTER HARDWARE -- 0.8%
    60,000   Ingram Micro, Inc., Class A *                                                              966,000
    24,700   Tech Data Corp. *                                                                          952,185

                                                                                                ---------------
                                                                                                      1,918,185
             CONSTRUCTION -- 3.3%
    18,400   Centex Corp.                                                                               928,464
    32,100   D.R. Horton, Inc.                                                                        1,062,831
    13,700   KB Home                                                                                  1,157,513
    20,900   Lennar Corp., Class A                                                                      994,840
    13,520   MDC Holdings, Inc.                                                                         988,312
     1,800   NVR, Inc. *                                                                                991,800
    18,100   Pulte Homes, Inc.                                                                        1,110,797
    10,800   Ryland Group, Inc.                                                                       1,000,728

                                                                                                ---------------
                                                                                                      8,235,285
             CONSTRUCTION MATERIALS -- 1.6%
    40,700   Louisiana-Pacific Corp.                                                                  1,056,165
    81,700   Masco Corp.                                                                              2,821,101

                                                                                                ---------------
                                                                                                      3,877,266

             CONSUMER PRODUCTS -- 1.8%
    94,700   Altria Group, Inc.                                                                       4,454,688
             CONSUMER SERVICES -- 0.4%
    37,500   Sabre Holdings Corp.                                                                       919,875
             DIVERSIFIED -- 0.9%
    69,800   Tyco International LTD (Bermuda)                                                         2,140,068
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.4%
    39,600   Arrow Electronics, Inc. *                                                                  894,168
             FINANCIAL SERVICES -- 8.6%
    41,500   AmeriCredit Corp. *                                                                        866,520
    41,800   Capital One Financial Corp.                                                              3,089,020
    82,400   Countrywide Financial Corp.                                                              3,245,736
    80,800   E*TRADE Financial Corp. *                                                                  922,736
    51,400   Fannie Mae                                                                               3,258,760
    49,800   Freddie Mac                                                                              3,248,952
    26,800   Golden West Financial Corp.                                                              2,973,460
   124,400   MBNA Corp.                                                                               3,134,880
    19,000   WFS Financial, Inc. *                                                                      884,450

                                                                                                ---------------
                                                                                                     21,624,514
             FOOD/BEVERAGE PRODUCTS -- 3.1%
    66,600   H.J. Heinz Co.                                                                           2,398,932
    45,600   PepsiAmericas, Inc.                                                                        870,960
    31,400   Pilgrim's Pride Corp.                                                                      850,312
   122,100   Sara Lee Corp.                                                                           2,791,206
    46,000   Tyson Foods, Inc., Class A                                                                 736,920

                                                                                                ---------------
                                                                                                      7,648,330
             HEALTH CARE/HEALTH CARE SERVICES -- 7.6%
    31,900   Aetna, Inc.                                                                              3,187,767
    31,500   Anthem, Inc. *                                                                           2,748,375
    54,900   Becton, Dickinson & Co.                                                                  2,838,330
    12,900   CIGNA Corp.                                                                                898,227
    20,750   Coventry Health Care, Inc. *                                                             1,107,428
    24,700   PacifiCare Health Systems *                                                                906,490
    21,300   Sierra Health Services, Inc. *                                                           1,020,909
    50,384   UnitedHealth Group, Inc.                                                                 3,715,316
    25,500   WellPoint Health Networks, Inc. *                                                        2,679,795

                                                                                                ---------------
                                                                                                     19,102,637
             HOTELS/OTHER LODGING -- 0.5%
    16,700   Mandalay Resort Group                                                                    1,146,455
             INSURANCE -- 7.9%
    29,700   American Financial Group, Inc.                                                             887,733
    40,900   Chubb Corp.                                                                              2,874,452
    43,500   Hartford Financial Services Group, Inc.                                                  2,693,955
    77,200   Metlife, Inc.                                                                            2,983,780
    21,900   PMI Group, Inc.                                                                            888,702
    69,100   The Allstate Corp.                                                                       3,316,109
    33,500   The Progressive Corp.                                                                    2,839,125
    77,136   The St. Paul Travelers Companies, Inc.                                                   2,550,116
    20,900   W.R. Berkley Corp.                                                                         881,144

                                                                                                ---------------
                                                                                                     19,915,116
             INTERNET SERVICES/SOFTWARE -- 1.4%
    65,100   Symantec Corp. *                                                                         3,572,688
             MACHINERY & ENGINEERING EQUIPMENT -- 1.1%
    42,100   Deere & Co.                                                                              2,717,555
             MANUFACTURING -- 1.2%
    57,800   Danaher Corp.                                                                            2,963,984
             METALS/MINING -- 1.3%
    10,700   Nucor Corp.                                                                                977,659
    13,600   Phelps Dodge Corp.                                                                       1,251,608

    19,300   Southern Peru Copper Corp.                                                                 997,038

                                                                                                ---------------
                                                                                                      3,226,305
             MULTI-MEDIA -- 1.3%
   147,100   The Walt Disney Co.                                                                      3,317,105
             OFFICE/BUSINESS EQUIPMENT -- 0.4%
    67,100   Xerox Corp. *                                                                              944,768
             OIL & GAS -- 10.7%
    79,900   Burlington Resources, Inc.                                                               3,259,920
    66,500   Chesapeake Energy Corp.                                                                  1,052,695
    96,200   ChevronTexaco Corp.                                                                      5,160,167
    47,600   ConocoPhillips                                                                           3,943,660
    44,000   Devon Energy Corp.                                                                       3,124,440
    68,400   Marathon Oil Corp.                                                                       2,823,552
    54,100   Occidental Petroleum Corp.                                                               3,025,813
    14,300   Sunoco, Inc.                                                                             1,057,914
    37,400   Tesoro Petroleum Corp. *                                                                 1,104,422
    14,500   Valero Energy Corp.                                                                      1,163,045
    35,900   XTO Energy, Inc.                                                                         1,166,032

                                                                                                ---------------
                                                                                                     26,881,660
             PAPER/FOREST PRODUCTS -- 1.2%
    45,000   Weyerhaeuser Co.                                                                         2,991,600
             PHARMACEUTICALS -- 4.3%
    19,400   Cephalon, Inc. *                                                                           929,260
    14,900   ImClone Systems, Inc. *                                                                    787,465
   103,000   Johnson & Johnson                                                                        5,801,990
    97,500   Merck & Co., Inc.                                                                        3,217,500

                                                                                                ---------------
                                                                                                     10,736,215
             RESTAURANTS/FOOD SERVICES -- 1.4%
   120,400   McDonald's Corp.                                                                         3,374,812
             RETAILING -- 3.3%
    24,200   American Eagle Outfitters, Inc.                                                            891,770
    26,500   Barnes & Noble, Inc. *                                                                     980,500
    44,900   Claire's Stores, Inc.                                                                    1,124,296
    17,400   Neiman-Marcus Group, Inc., Class A                                                       1,000,500
    24,300   Nordstrom, Inc.                                                                            929,232
    30,000   Supervalu, Inc.                                                                            826,500
   134,900   The Gap, Inc.                                                                            2,522,630

                                                                                                ---------------
                                                                                                      8,275,428
             SEMI-CONDUCTORS -- 0.7%
    39,400   Lam Research Corp. *                                                                       862,072
   117,700   MEMC Electronics Materials, Inc. *                                                         998,096

                                                                                                ---------------
                                                                                                      1,860,168
             SHIPPING/TRANSPORTATION -- 2.4%
    73,800   Burlington Northern Santa Fe Corp.                                                       2,827,278
    37,600   FedEx Corp.                                                                              3,221,944

                                                                                                ---------------
                                                                                                      6,049,222
             STEEL -- 0.4%
    25,900   Steel Dynamics, Inc.                                                                     1,000,258
             TELECOMMUNICATIONS -- 4.5%
    54,500   Alltel Corp.                                                                             2,992,595
    64,800   Avaya, Inc. *                                                                              903,312
   126,900   Nextel Communications, Inc., Class A *                                                   3,025,296
   110,100   Verizon Communications, Inc.                                                             4,335,738

                                                                                                ---------------
                                                                                                     11,256,941
             TELECOMMUNICATIONS EQUIPMENT -- 6.0%
    44,800   CommScope, Inc. *                                                                          967,680
   266,800   Corning, Inc. *                                                                          2,956,144

   808,800   Lucent Technologies, Inc. *                                                              2,563,896
   194,300   Motorola, Inc.                                                                           3,505,172
    22,500   Plantronics, Inc.                                                                          972,900
   103,500   QUALCOMM, Inc.                                                                           4,040,640

                                                                                                ---------------
                                                                                                     15,006,432
             UTILITIES -- 1.5%
    38,500   Edison International                                                                     1,020,635
    38,900   FPL Group, Inc.                                                                          2,657,648

                                                                                                ---------------
                                                                                                      3,678,283

             --------------------------------------------------------------------------------------------------
             Total Common Stocks                                                                    243,014,982
             (Cost $231,975,574)
             --------------------------------------------------------------------------------------------------

           SHORT-TERM INVESTMENT -- 2.7%
             MONEY MARKET FUND -- 2.7%
 6,709,680   JPMorgan Prime Money Market Fund (a)                                                     6,709,680
             (Cost $6,709,680)
             --------------------------------------------------------------------------------------------------
             TOTAL INVESTMMENT -- 100%                                                          $   249,724,662
             (COST $238,685,254)
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                              122,945
             NET ASSETS -- 100.0%                                                                   249,847,607
             --------------------------------------------------------------------------------------------------

            Percentages indicated are based on net assets of $249,847,607.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                                        GROSS                          GROSS           NET UNREALIZED
    AGGREGATE                         UNREALIZED                     UNREALIZED         APPRECIATION
      COST                           APPRECIATION                   DEPRECIATION       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
$      238,685,254                  $  16,656,931                  $  (5,617,523)      $   11,039,408


ABBREVIATIONS:

*    - Non-income producing security.

(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                          JPMORGAN INTREPID GROWTH FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN INTREPID GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES     ISSUER                                                                                VALUE
---------------------------------------------------------------------------------------------------------------
           LONG - TERM INVESTMENTS - 99.7%

             COMMON STOCKS -- 99.7%
             AEROSPACE -- 4.2%
       700   General Dynamics Corp.                                                             $        71,470
     2,300   The Boeing Co.                                                                             118,726
       500   United Defense Industries, Inc. *                                                           19,995
       900   United Technologies Corp.                                                                   84,042

                                                                                                ---------------
                                                                                                        294,233
             APPAREL -- 1.4%
       300   Coach, Inc. *                                                                               12,726
     1,100   Nike, Inc., Class B                                                                         86,680

                                                                                                ---------------
                                                                                                         99,406
             AUTOMOTIVE -- 1.6%
       300   Autoliv, Inc. (Sweden)                                                                      12,120
     1,500   Harley-Davidson, Inc.                                                                       89,160
       400   Winnebago Industries, Inc.                                                                  13,856

                                                                                                ---------------
                                                                                                        115,136
             BANKING -- 3.8%
       700   Commercial Capital Bancorp, Inc.                                                            15,883
       450   Doral Financial Corp. (Puerto Rico)                                                         18,662
       400   First Bancorp (Puerto Rico)                                                                 19,320
       500   IndyMac Bancorp, Inc.                                                                       18,100
       400   Investors Financial Services Corp.                                                          18,052
       400   R&G Financial Corp. (Puerto Rico), Class B                                                  15,460
     2,500   U.S. Bancorp                                                                                72,250
       900   W Holding Co., Inc. (Puerto Rico)                                                           17,100
     1,200   Wells Fargo & Co.                                                                           71,556

                                                                                                ---------------
                                                                                                        266,383
             BIOTECHNOLOGY -- 2.0%
       600   Biogen Idec, Inc. *                                                                         36,702
       300   Charles River Laboratories International, Inc. *                                            13,740
     1,700   Genentech, Inc. *                                                                           89,114

                                                                                                ---------------
                                                                                                        139,556
             BUSINESS SERVICES -- 1.7%
       600   Acxiom Corp.                                                                                14,244
       500   Alliance Data Systems Corp. *                                                               20,280
     3,100   Cendant Corp.                                                                               66,960
       500   The Brinks Co.                                                                              15,085

                                                                                                ---------------
                                                                                                        116,569
             CHEMICALS -- 1.6%
       400   Cabot Corp.                                                                                 15,428
     1,700   The Dow Chemical Co.                                                                        76,806
       400   The Sherwin-Williams Co.                                                                    17,584

                                                                                                ---------------
                                                                                                        109,818
             COMPUTER NETWORKS -- 3.2%
       400   Anixter International, Inc.                                                                 14,036
     6,600   Cisco Systems, Inc. *                                                                      119,460
     3,900   Juniper Networks, Inc. *                                                                    92,040

                                                                                                ---------------
                                                                                                        225,536

             COMPUTER SOFTWARE -- 1.0%
     1,100   Activision, Inc. *                                                                          15,257
       300   Autodesk, Inc.                                                                              14,589
       800   Electronic Arts, Inc. *                                                                     36,792

                                                                                                ---------------
                                                                                                         66,638
             COMPUTERS/COMPUTER HARDWARE -- 1.3%
     2,400   Apple Computer, Inc. *                                                                      93,000
             CONSTRUCTION -- 1.7%
       300   Centex Corp.                                                                                15,138
       600   D.R. Horton, Inc.                                                                           19,866
       300   Lennar Corp., Class A                                                                       14,280
       200   MDC Holdings, Inc.                                                                          14,620
        40   NVR, Inc. *                                                                                 22,040
       300   Pulte Homes, Inc.                                                                           18,411
       300   Toll Brothers, Inc. *                                                                       13,899

                                                                                                ---------------
                                                                                                        118,254
             CONSTRUCTION MATERIALS -- 1.2%
       200   Eagle Materials, Inc.                                                                       14,260
     2,100   Masco Corp.                                                                                 72,513

                                                                                                ---------------
                                                                                                         86,773
             CONSUMER PRODUCTS -- 4.8%
     2,100   Avon Products, Inc.                                                                         91,728
       300   Black & Decker Corp.                                                                        23,232
       200   Harman International Industries, Inc.                                                       21,550
     1,300   Kimberly-Clark Corp.                                                                        83,967
     2,700   The Gillette Co.                                                                           112,698

                                                                                                ---------------
                                                                                                        333,175
             CONSUMER SERVICES -- 0.2%
     1,000   Sotheby's Holdings, Inc., Class A *                                                         15,720
             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.7%
       600   Arrow Electronics, Inc. *                                                                   13,548
       280   Fisher Scientific International *                                                           16,332
       500   Tektronix, Inc.                                                                             16,625

                                                                                                ---------------
                                                                                                         46,505
             ENTERTAINMENT/LEISURE -- 0.5%
       500   Boyd Gaming Corp.                                                                           14,075
       400   Brunswick Corp.                                                                             18,304

                                                                                                ---------------
                                                                                                         32,379
             FINANCIAL SERVICES -- 5.8%
     2,000   American Express Co.                                                                       102,920
       800   AmeriCredit Corp. *                                                                         16,704
     1,200   Capital One Financial Corp.                                                                 88,680
       100   Chicago Mercantile Exchange                                                                 16,130
     1,100   Freddie Mac                                                                                 71,764
       700   Golden West Financial Corp.                                                                 77,665
       300   New Century Financial Corp. *                                                               18,066
     1,100   Providian Financial Corp. *                                                                 17,094

                                                                                                ---------------
                                                                                                        409,023
             FOOD/BEVERAGE PRODUCTS -- 1.0%
     3,200   Sara Lee Corp.                                                                              73,152
             HEALTH CARE/HEALTH CARE SERVICES -- 9.0%
       800   Aetna, Inc.                                                                                 79,944
       800   Anthem, Inc. *                                                                              69,800
     1,700   Becton, Dickinson & Co.                                                                     87,890
     2,580   Caremark Rx, Inc. *                                                                         82,741
       350   Coventry Health Care, Inc. *                                                                18,680
       300   Dade Behring Holdings, Inc. *                                                               16,715

       600   DaVita, Inc. *                                                                              18,690
       400   PacifiCare Health Systems *                                                                 14,680
       300   Sierra Health Services, Inc. *                                                              14,379
     1,800   UnitedHealth Group, Inc.                                                                   132,732
       300   WellChoice, Inc. *                                                                          11,199
       800   WellPoint Health Networks, Inc. *                                                           84,072

                                                                                                ---------------
                                                                                                        631,522
             INSURANCE -- 6.2%
     2,200   AFLAC, Inc.                                                                                 86,262
     2,900   American International Group, Inc.                                                         197,171
       400   Fidelity National Financial, Inc.                                                           15,240
       300   Philadelphia Consolidated Holding Corp. *                                                   16,536
       500   State Auto Financial Corp.                                                                  14,475
       900   The Progressive Corp.                                                                       76,275
       300   Unitrin, Inc.                                                                               12,471
       300   W.R. Berkley Corp.                                                                          12,648

                                                                                                ---------------
                                                                                                        431,078
             INTERNET SERVICES/SOFTWARE -- 4.2%
     1,500   EarthLink, Inc. *                                                                           15,450
       400   Infospace, Inc. *                                                                           18,956
       800   McAfee, Inc. *                                                                              16,080
     2,100   Symantec Corp. *                                                                           115,248
     3,700   Yahoo!, Inc. *                                                                             125,467

                                                                                                ---------------
                                                                                                        291,201
             MACHINERY & ENGINEERING EQUIPMENT -- 1.1%
     1,200   Deere & Co.                                                                                 77,460
             MANUFACTURING -- 2.7%
     1,700   Danaher Corp.                                                                               87,176
     1,100   Illinois Tool Works, Inc.                                                                  102,487

                                                                                                ---------------
                                                                                                        189,663
             METALS/MINING -- 1.0%
       500   Massey Energy Co.                                                                           14,465
       200   Nucor Corp.                                                                                 18,274
       200   Phelps Dodge Corp.                                                                          18,406
       300   Southern Peru Copper Corp.                                                                  15,498

                                                                                                ---------------
                                                                                                         66,643
             MULTI-MEDIA -- 1.1%
     3,400   The Walt Disney Co.                                                                         76,670
             OFFICE/BUSINESS EQUIPMENT -- 0.2%
     1,100   Xerox Corp. *                                                                               15,488
             OIL & GAS -- 5.2%
     1,200   Anadarko Petroleum Corp.                                                                    79,632
     2,000   Burlington Resources, Inc.                                                                  81,600
       300   Cabot Oil & Gas Corp.                                                                       13,470
     1,100   Chesapeake Energy Corp.                                                                     17,413
       284   Kerr-McGee Corp.                                                                            16,259
       500   Maverick Tube Corp. *                                                                       15,405
       300   Newfield Exploration Co. *                                                                  18,372
       400   Noble Energy, Inc.                                                                          23,296
       500   Patina Oil & Gas Corp.                                                                      14,785
       400   Pioneer Natural Resources Co.                                                               13,792
       700   Plains Exploration & Production Co. *                                                       16,702
       400   Southwestern Energy Co. *                                                                   16,796
       900   Vintage Petroleum, Inc.                                                                     18,063
       625   XTO Energy, Inc.                                                                            20,300

                                                                                                ---------------
                                                                                                        365,885
             PACKAGING -- 0.4%
       400   Ball Corp.                                                                                  14,972
     1,500   Crown Holdings, Inc. *                                                                      15,465

                                                                                                ---------------
                                                                                                         30,437
             PAPER/FOREST PRODUCTS -- 0.2%
       300   Rayonier, Inc.                                                                              13,572
             PHARMACEUTICALS -- 10.1%
       300   Cephalon, Inc. *                                                                            14,370
       400   Eon Labs, Inc. *                                                                             8,680
     1,400   Forest Laboratories, Inc. *                                                                 62,972
       200   ImClone Systems, Inc. *                                                                     10,570
     4,900   Johnson & Johnson                                                                          276,017
    10,900   Pfizer, Inc.                                                                               333,539

                                                                                                ---------------
                                                                                                        706,148
             PRINTING & PUBLISHING -- 0.7%
       600   The McGraw-Hill Companies, Inc.                                                             47,814
             REAL ESTATE INVESTMENT TRUST -- 0.9%
       300   Chelsea Property Group, Inc.                                                                20,130
       500   General Growth Properties, Inc.                                                             15,500
       300   The Mills Corp.                                                                             15,561
       500   Ventas, Inc.                                                                                12,960

                                                                                                ---------------
                                                                                                         64,151
             RESTAURANTS/FOOD SERVICES -- 1.3%
     2,000   Starbucks Corp. *                                                                           90,920
             RETAILING -- 4.9%
       500   American Eagle Outfitters, Inc.                                                             18,425
       400   Barnes & Noble, Inc. *                                                                      14,800
       800   Claire's Stores, Inc.                                                                       20,032
     1,700   Costco Wholesale Corp.                                                                      70,652
       500   MSC Industrial Direct Co., Class A                                                          17,040
       400   Nordstrom, Inc.                                                                             15,296
       600   Nu Skin Enterprises, Inc., Class A                                                          14,106
     3,000   Staples, Inc.                                                                               89,460
     3,700   The Gap, Inc.                                                                               69,190
       500   Urban Outfitters, Inc. *                                                                    17,200

                                                                                                ---------------
                                                                                                        346,201
             SEMI-CONDUCTORS -- 1.5%
       500   Broadcom Corp., Class A *                                                                   13,645
       500   Lam Research Corp. *                                                                        10,940
     1,900   Maxim Integrated Products, Inc.                                                             80,351

                                                                                                ---------------
                                                                                                        104,936
             SHIPPING/TRANSPORTATION -- 1.8%
       400   CNF, Inc.                                                                                   16,396
     1,100   FedEx Corp.                                                                                 94,259
       400   Ryder System, Inc.                                                                          18,816

                                                                                                ---------------
                                                                                                        129,471
             STEEL -- 0.5%
       500   Steel Dynamics, Inc.                                                                        19,310
       800   Worthington Industries, Inc.                                                                17,080

                                                                                                ---------------
                                                                                                         36,390
             TELECOMMUNICATIONS -- 2.0%
     6,200   AT&T Wireless Services, Inc. *                                                              91,636
     1,200   Avaya, Inc. *                                                                               16,728
       300   Harris Corp.                                                                                16,482
       600   Western Wireless Corp., Class A *                                                           15,426

                                                                                                ---------------
                                                                                                        140,272
             TELECOMMUNICATIONS EQUIPMENT -- 6.6%
       800   CommScope, Inc. *                                                                           17,280
     8,100   Corning, Inc. *                                                                             89,748
    22,900   Lucent Technologies, Inc. *                                                                 72,593

     7,000   Motorola, Inc.                                                                             126,280
     4,200   QUALCOMM, Inc.                                                                             163,968

                                                                                                ---------------
                                                                                                        469,869
             TRANSPORTATION-- 0.2%
       400   JB Hunt Transport Services, Inc.                                                            14,856
             UTILITIES-- 0.2%
     1,500   The AES Corp. *                                                                             14,985

             --------------------------------------------------------------------------------------------------
             Total Common Stocks                                                                      6,996,888
               (Cost $6,298,195)
             --------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENT -- 1.0%

             MONEY MARKET FUND -- 1.0%
    67,303   JPMorgan Prime Money Market Fund (a)                                                        67,303
               (Cost $67,303)
             --------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.7%                                                        $     7,064,191
               (COST $6,365,498)
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%                                            (52,643)
             NET ASSETS -- 100.7%                                                                     7,011,548
             --------------------------------------------------------------------------------------------------

Percentages indicated are based on net assets of $7,011,547.73.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                                       GROSS                  GROSS             NET UNREALIZED
    AGGREGATE                        UNREALIZED             UNREALIZED           APPRECIATION
      COST                          APPRECIATION           DEPRECIATION         (DEPRECIATION)
----------------------------------------------------------------------------------------------
$       6,365,498                   $    835,237           $   (136,544)        $      698,693

ABBREVIATIONS:

*    - Non-income producing security.

(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                         JPMORGAN INTREPID INVESTOR FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN INTREPID INVESTOR FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 99.4%

               COMMON STOCKS -- 99.4%
               AEROSPACE -- 1.3%
     4,400     The Boeing Co.                                                                     $       227,128
               AGRICULTURAL PRODUCTION/SERVICES -- 1.0%
     2,700     Reynolds American, Inc.                                                                    183,708
               APPAREL -- 1.8%
     4,200     Jones Apparel Group, Inc.                                                                  150,360
     3,400     VF Corp.                                                                                   168,130

                                                                                                  ---------------
                                                                                                          318,490
               APPLIANCES & HOUSEHOLD DURABLES -- 0.9%
    18,200     Jacuzzi Brands, Inc. *                                                                     169,260
               AUTOMOTIVE -- 1.9%
     3,900     Autoliv, Inc. (Sweden)                                                                     157,560
    13,000     Ford Motor Co.                                                                             182,650

                                                                                                  ---------------
                                                                                                          340,210
               BANKING -- 7.1%
     4,100     Astoria Financial Corp.                                                                    145,509
     9,264     Bank of America Corp.                                                                      401,409
     5,400     Greater Bay Bancorp                                                                        155,250
     4,100     Marshall & Ilsley Corp.                                                                    165,230
     8,325     Republic Bancorp, Inc., Class A                                                            193,140
     4,900     Wachovia Corp.                                                                             230,055

                                                                                                  ---------------
                                                                                                        1,290,593
               BIOTECHNOLOGY -- 1.7%
     5,200     Affymetrix, Inc. *                                                                         159,692
     2,800     Invitrogen Corp. *                                                                         153,972

                                                                                                  ---------------
                                                                                                          313,664
               BUSINESS SERVICES -- 2.3%
     4,900     ADESA, Inc. *                                                                               80,507
     3,800     Computer Sciences Corp. *                                                                  178,980
     6,400     IMS Health, Inc.                                                                           153,088

                                                                                                  ---------------
                                                                                                          412,575
               CHEMICALS -- 3.6%
     3,500     Cabot Corp.                                                                                134,995
     4,000     Cytec Industries, Inc.                                                                     195,800
     3,800     FMC Corp. *                                                                                184,566
     4,800     MacDermid, Inc.                                                                            139,008

                                                                                                  ---------------
                                                                                                          654,369
               COMPUTER NETWORKS -- 1.0%
     5,100     Anixter International, Inc.                                                                178,959
               COMPUTER SOFTWARE -- 1.8%
     4,000     MicroStrategy, Inc., Class A *                                                             164,360
     8,700     RSA Security, Inc. *                                                                       167,910

                                                                                                  ---------------
                                                                                                          332,270
               COMPUTERS/COMPUTER HARDWARE -- 2.9%
    11,100     Hewlett-Packard Co.                                                                        208,125

     9,200     Ingram Micro, Inc., Class A *                                                              148,120
     4,500     Tech Data Corp. *                                                                          173,475

                                                                                                  ---------------
                                                                                                          529,720
               CONSUMER PRODUCTS -- 3.8%
     6,100     Altria Group, Inc.                                                                         286,944
     7,600     American Greetings Corp., Class A *                                                        190,912
     2,700     Black & Decker Corp.                                                                       209,088

                                                                                                  ---------------
                                                                                                          686,944
               CONSUMER SERVICES -- 0.8%
     5,900     Sabre Holdings Corp.                                                                       144,727
               DIVERSIFIED -- 1.0%
     2,900     Textron, Inc.                                                                              186,383
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.7%
     6,000     Arrow Electronics, Inc. *                                                                  135,480
     2,800     Fisher Scientific International *                                                          163,324

                                                                                                  ---------------
                                                                                                          298,804
               FINANCIAL SERVICES -- 7.7%
     6,500     AmeriCredit Corp. *                                                                        135,720
     9,200     CompuCredit Corp. *                                                                        171,304
    13,300     E*TRADE Financial Corp. *                                                                  151,886
     3,000     Freddie Mac                                                                                195,720
     1,900     Goldman Sachs Group, Inc.                                                                  177,156
     4,200     Morgan Stanley                                                                             207,059
    11,600     Providian Financial Corp. *                                                                180,264
     1,900     The Bear Stearns Co., Inc.                                                                 182,723

                                                                                                  ---------------
                                                                                                        1,401,832
               FOOD/BEVERAGE PRODUCTS -- 2.4%
     6,700     Chiquita Brands International, Inc. *                                                      116,647
     7,500     Ruddick Corp.                                                                              147,300
     7,600     Sara Lee Corp.                                                                             173,736

                                                                                                  ---------------
                                                                                                          437,683
               HEALTH CARE/HEALTH CARE SERVICES -- 6.6%
     2,000     Aetna, Inc.                                                                                199,860
    18,600     Beverly Enterprises, Inc. *                                                                140,802
     2,500     CIGNA Corp.                                                                                174,075
     8,800     Humana, Inc. *                                                                             175,824
     4,900     Magellan Health Services, Inc. *                                                           179,144
     4,200     PacifiCare Health Systems *                                                                154,140
     3,800     TECHNE Corp. *                                                                             145,084

                                                                                                  ---------------
                                                                                                        1,168,929
               INSURANCE -- 7.2%
     5,100     American Financial Group, Inc.                                                             152,439
     3,500     Lincoln National Corp.                                                                     164,500
     3,996     Manulife Financial Corp. (Canada)                                                          174,985
     2,000     MGIC Investment Corp.                                                                      133,100
     3,300     PMI Group, Inc.                                                                            133,914
     4,200     The Allstate Corp.                                                                         201,558
     4,900     The St. Paul Travelers Companies, Inc.                                                     161,994
    11,100     UnumProvident Corp.                                                                        174,159

                                                                                                  ---------------
                                                                                                        1,296,649
               INTERNET SERVICES/SOFTWARE -- 0.8%
    14,400     EarthLink, Inc. *                                                                          148,320
               MACHINERY & ENGINEERING EQUIPMENT -- 0.9%
     4,600     Nordson Corp.                                                                              157,918
               MANUFACTURING -- 1.8%
     5,100     Crane Co.                                                                                  147,492
     5,000     Pentair, Inc.                                                                              174,550

                                                                                                  ---------------
                                                                                                          322,042

               METALS/MINING -- 1.2%
     3,600     Precision Castparts Corp.                                                                  216,180
               OFFICE/BUSINESS EQUIPMENT -- 0.9%
    12,100     Xerox Corp. *                                                                              170,368
               OIL & GAS -- 7.4%
     2,200     Amerada Hess Corp.                                                                         195,800
     3,100     Anadarko Petroleum Corp.                                                                   205,716
     3,200     Kerr-McGee Corp.                                                                           183,200
     5,000     Marathon Oil Corp.                                                                         206,400
     3,900     Occidental Petroleum Corp.                                                                 218,127
     3,100     Stone Energy Corp. *                                                                       135,656
     4,700     Unocal Corp.                                                                               202,100

                                                                                                  ---------------
                                                                                                        1,346,999
               PAPER/FOREST PRODUCTS -- 0.9%
     4,700     Georgia-Pacific Corp.                                                                      168,965
               PHARMACEUTICALS -- 4.6%
     3,000     Cephalon, Inc. *                                                                           143,700
     5,400     ILEX Oncology, Inc. *                                                                      135,918
     6,800     Johnson & Johnson                                                                          383,044
     8,000     Perrigo Co.                                                                                164,400

                                                                                                  ---------------
                                                                                                          827,062
               PRINTING & PUBLISHING -- 1.8%
     2,200     The McGraw-Hill Companies, Inc.                                                            175,318
     9,800     The Reader's Digest Association, Inc.                                                      142,982

                                                                                                  ---------------
                                                                                                          318,300
               RESTAURANTS/FOOD SERVICES -- 1.2%
     7,700     McDonald's Corp.                                                                           215,831
               RETAILING -- 6.8%
     6,600     BJ's Wholesale Club, Inc. *                                                                180,444
    19,100     Charming Shoppes, Inc. *                                                                   135,992
     3,400     Federated Department Stores, Inc.                                                          154,462
     7,000     Foot Locker, Inc.                                                                          165,900
     6,100     Men's Wearhouse, Inc. *                                                                    177,205
     5,300     RadioShack Corp.                                                                           151,792
     5,000     Supervalu, Inc.                                                                            137,750
     5,200     The May Department Stores Co.                                                              133,276

                                                                                                  ---------------
                                                                                                        1,236,821
               SEMI-CONDUCTORS -- 0.7%
     6,000     Lam Research Corp. *                                                                       131,280
               SHIPPING/TRANSPORTATION -- 1.1%
     4,100     Ryder System, Inc.                                                                         192,864
               TELECOMMUNICATIONS -- 2.7%
    11,500     Avaya, Inc. *                                                                              160,310
     8,200     Verizon Communications, Inc.                                                               322,916

                                                                                                  ---------------
                                                                                                          483,226

               TELECOMMUNICATIONS EQUIPMENT -- 2.2%
    12,600     Motorola, Inc.                                                                             227,304
     3,900     Plantronics, Inc.                                                                          168,636

                                                                                                  ---------------
                                                                                                          395,940
               UTILITIES -- 6.0%
     1,633     ALLETE, Inc.                                                                                53,073
    14,500     Centerpoint Energy, Inc.                                                                   150,220
     4,200     Constellation Energy Group, Inc.                                                           167,328
     7,800     DPL, Inc.                                                                                  160,524
     6,900     Edison International                                                                       182,919
     5,000     Sempra Energy                                                                              180,950
    18,900     The AES Corp. *                                                                            188,811

                                                                                                  ---------------
                                                                                                        1,083,825

               --------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                     17,988,838
                 (Cost $15,695,099)
-----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT -- 0.9%

               MONEY MARKET FUND -- 0.9%
   161,929     JPMorgan Prime Money Market Fund (a)                                                       161,929
                 (Cost $161,929)
-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.3%                                                        $    18,150,767
                 (COST $15,857,028)
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                              (48,267)
               NET ASSETS -- 100.0%                                                                    18,102,500
-----------------------------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets of $18,102,500.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                             GROSS                          GROSS                 NET UNREALIZED
   AGGREGATE               UNREALIZED                    UNREALIZED                APPRECIATION
     COST                 APPRECIATION                  DEPRECIATION              (DEPRECIATION)
--------------------------------------------------------------------------------------------------
   $ 15,857,028           $ 2,532,562                   $   (238,823)             $  2,293,739

   ABBREVIATIONS:

*    - Non-income producing security.

(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                          JPMORGAN INTREPID VALUE FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN INTREPID VALUE FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)

  SHARES       ISSUER                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 97.9%

               COMMON STOCKS -- 97.9%
               ADVERTISING -- 0.2%
       500     R.H. Donnelley Corp. *                                                             $        24,680
               AEROSPACE -- 5.5%
     1,900     General Dynamics Corp.                                                                     193,990
     3,400     Northrop Grumman Corp.                                                                     181,322
     3,000     The Boeing Co.                                                                             154,860
     2,300     United Technologies Corp.                                                                  214,774

                                                                                                  ---------------
                                                                                                          744,946
               APPAREL -- 0.4%
       700     Jones Apparel Group, Inc.                                                                   25,060
       500     VF Corp.                                                                                    24,725

                                                                                                  ---------------
                                                                                                           49,785
               AUTOMOTIVE -- 2.4%
       700     American Axle & Manufacturing Holdings, Inc.                                                20,482
       600     Autoliv, Inc. (Sweden)                                                                      24,240
       600     BorgWarner, Inc.                                                                            25,974
       500     Cummins Engine, Inc.                                                                        36,945
     1,400     Dana Corp.                                                                                  24,766
    13,800     Ford Motor Co.                                                                             193,890

                                                                                                  ---------------
                                                                                                          326,297
               BANKING -- 11.6%
    12,400     Bank of America Corp.                                                                      537,292
       600     First Bancorp (Puerto Rico)                                                                 28,980
       600     GreenPoint Financial Corp.                                                                  27,756
       700     Independence Community Bank Corp.                                                           27,335
       800     IndyMac Bancorp, Inc.                                                                       28,960
     5,800     KeyCorp                                                                                    183,280
     4,800     National City Corp.                                                                        185,376
     1,200     Sovereign Bancorp, Inc.                                                                     26,184
     8,800     U.S. Bancorp                                                                               254,320
     5,800     Wachovia Corp.                                                                             272,310

                                                                                                  ---------------
                                                                                                        1,571,793
               BUSINESS SERVICES -- 1.2%
     7,600     Cendant Corp.                                                                              164,160
               CHEMICALS -- 1.8%
     5,400     The Dow Chemical Co.                                                                       243,972
               COMPUTERS/COMPUTER HARDWARE -- 0.2%
     1,800     Ingram Micro, Inc., Class A *                                                               28,980
               CONSTRUCTION -- 1.9%
       600     Centex Corp.                                                                                30,276
     1,100     D.R. Horton, Inc.                                                                           36,421
       400     KB Home                                                                                     33,796
       500     Lennar Corp., Class A                                                                       23,800
       420     MDC Holdings, Inc.                                                                          30,702
       600     Pulte Homes, Inc.                                                                           36,822
       300     Ryland Group, Inc.                                                                          27,798
       800     Toll Brothers, Inc. *                                                                       37,064

                                                                                                  ---------------
                                                                                                          256,679

               CONSTRUCTION MATERIALS -- 1.8%
       600     Lafarge North America, Inc.                                                                 28,134
     1,000     Louisiana-Pacific Corp.                                                                     25,950
     5,600     Masco Corp.                                                                                193,368

                                                                                                  ---------------
                                                                                                          247,452
               CONSUMER PRODUCTS -- 3.2%
     8,100     Altria Group, Inc.                                                                         381,024
       400     Black & Decker Corp.                                                                        30,976
       600     The Stanley Works                                                                           25,518

                                                                                                  ---------------
                                                                                                          437,518
               CONSUMER SERVICES -- 0.2%
     1,100     Sabre Holdings Corp.                                                                        26,983
               DIVERSIFIED -- 1.0%
     4,600     Tyco International LTD (Bermuda)                                                           141,036
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.2%
     1,200     Arrow Electronics, Inc. *                                                                   27,096
               ENTERTAINMENT/LEISURE -- 0.3%
       800     Brunswick Corp.                                                                             36,608
               FINANCIAL SERVICES -- 12.9%
       800     American Capital Strategies LTD                                                             25,072
     1,200     AmeriCredit Corp. *                                                                         25,056
     2,000     Capital One Financial Corp.                                                                147,800
       800     CIT Group, Inc.                                                                             29,912
     5,000     Countrywide Financial Corp.                                                                196,950
     2,400     E*TRADE Financial Corp. *                                                                   27,408
     3,700     Freddie Mac                                                                                241,388
     1,400     Golden West Financial Corp.                                                                155,330
     2,200     Goldman Sachs Group, Inc.                                                                  205,128
     2,400     Lehman Brothers Holdings, Inc.                                                             191,328
     5,900     MBNA Corp.                                                                                 148,680
     4,900     Morgan Stanley                                                                             241,570
     1,900     Providian Financial Corp. *                                                                 29,526
       200     Student Loan Corp.                                                                          28,350
       300     The Bear Stearns Co., Inc.                                                                  28,851
       600     WFS Financial, Inc. *                                                                       27,930

                                                                                                  ---------------
                                                                                                        1,750,279
               FOOD/BEVERAGE PRODUCTS -- 1.6%
       400     Adolph Coors Co., Class B                                                                   27,168
     1,000     Pilgrim's Pride Corp.                                                                       27,080
     6,900     Sara Lee Corp.                                                                             157,734

                                                                                                  ---------------
                                                                                                          211,982
               HEALTH CARE/HEALTH CARE SERVICES -- 4.2%
     1,600     Aetna, Inc.                                                                                159,888
     1,800     Anthem, Inc. *                                                                             157,050
       400     CIGNA Corp.                                                                                 27,852
     1,300     Humana, Inc. *                                                                              25,974
       800     PacifiCare Health Systems *                                                                 29,360
       800     WellChoice, Inc. *                                                                          29,864
     1,300     WellPoint Health Networks, Inc. *                                                          136,617

                                                                                                  ---------------
                                                                                                          566,605
               INSURANCE -- 7.9%
       300     AMBAC Financial Group, Inc.                                                                 23,985
       900     American Financial Group, Inc.                                                              26,901
     2,400     Chubb Corp.                                                                                168,672
       700     Fidelity National Financial, Inc.                                                           26,670
       800     First American Corp.                                                                        24,664
     2,800     Hartford Financial Services Group, Inc.                                                    173,404
       900     HCC Insurance Holdings, Inc.                                                                27,135
       500     MBIA, Inc.                                                                                  29,105
       500     Mercury General Corp.                                                                       26,445
       700     Nationwide Financial Services, Class A                                                      24,577
       800     Protective Life Corp.                                                                       31,448

       600     Reinsurance Group of America                                                                24,720
     4,600     The Allstate Corp.                                                                         220,754
     5,300     The St. Paul Travelers Companies, Inc.                                                     175,218
       500     Torchmark Corp.                                                                             26,590
       800     W.R. Berkley Corp.                                                                          33,728

                                                                                                  ---------------
                                                                                                        1,064,016
               MACHINERY & ENGINEERING EQUIPMENT -- 2.6%
     1,300     AGCO Corp. *                                                                                29,406
     2,000     Caterpillar, Inc.                                                                          160,900
     2,600     Deere & Co.                                                                                167,830

                                                                                                  ---------------
                                                                                                          358,136
               MANUFACTURING -- 0.5%
       500     Eaton Corp.                                                                                 31,705
       700     Terex Corp. *                                                                               30,380

                                                                                                  ---------------
                                                                                                           62,085
               METALS/MINING -- 0.7%
       400     Nucor Corp.                                                                                 36,548
       300     Phelps Dodge Corp.                                                                          27,609
       700     Southern Peru Copper Corp.                                                                  36,162

                                                                                                  ---------------
                                                                                                          100,319
               MULTI-MEDIA -- 1.7%
     1,500     Journal Communications, Inc., Class A                                                       26,310
     8,800     The Walt Disney Co.                                                                        198,440

                                                                                                  ---------------
                                                                                                          224,750
               OFFICE/BUSINESS EQUIPMENT -- 0.2%
     1,900     Xerox Corp. *                                                                               26,752
               OIL & GAS -- 14.3%
     2,900     Anadarko Petroleum Corp.                                                                   192,444
     4,200     Burlington Resources, Inc.                                                                 171,360
     1,900     Chesapeake Energy Corp.                                                                     30,077
     7,800     ChevronTexaco Corp.                                                                        418,392
     3,500     ConocoPhillips                                                                             289,975
     2,400     Devon Energy Corp.                                                                         170,424
       500     Energen Corp.                                                                               25,775
       500     Kerr-McGee Corp.                                                                            28,625
     4,300     Marathon Oil Corp.                                                                         177,504
       600     Newfield Exploration Co. *                                                                  36,744
     3,400     Occidental Petroleum Corp.                                                                 190,162
     1,200     ONEOK, Inc.                                                                                 31,224
       600     Pogo Producing Co.                                                                          28,470
       900     Premcor, Inc. *                                                                             34,650
       500     Sunoco, Inc.                                                                                36,990
       500     Valero Energy Corp.                                                                         40,105
     1,150     XTO Energy, Inc.                                                                            37,352

                                                                                                  ---------------
                                                                                                        1,940,273
               PACKAGING -- 0.2%
       800     Ball Corp.                                                                                  29,944
               PAPER/FOREST PRODUCTS -- 1.6%
       700     Georgia-Pacific Corp.                                                                       25,165
     2,800     Weyerhaeuser Co.                                                                           186,144

                                                                                                  ---------------
                                                                                                          211,309
               PIPELINES -- 0.2%
     1,000     National Fuel Gas Co.                                                                       28,330
               PRINTING & PUBLISHING -- 0.9%
     1,500     The McGraw-Hill Companies, Inc.                                                            119,535
               REAL ESTATE INVESTMENT TRUST -- 1.4%
       400     CBL & Associates Properties, Inc.                                                           24,380
       900     General Growth Properties, Inc.                                                             27,900

       500     SL Green Realty Corp.                                                                       25,905
       600     The Mills Corp.                                                                             31,122
     1,000     Thornburg Mortgage, Inc.                                                                    29,010
     1,600     Trizec Properties, Inc.                                                                     25,552
       500     Vornado Realty Trust                                                                        31,340

                                                                                                  ---------------
                                                                                                          195,209

               RESTAURANTS/FOOD SERVICES -- 1.6%
     7,900     McDonald's Corp.                                                                           221,437
               RETAILING -- 1.3%
       800     Barnes & Noble, Inc. *                                                                      29,600
     1,200     Borders Group, Inc.                                                                         29,760
     1,200     Claire's Stores, Inc.                                                                       30,048
       600     Federated Department Stores, Inc.                                                           27,258
       500     Neiman-Marcus Group, Inc., Class A                                                          28,750
       900     Supervalu, Inc.                                                                             24,795

                                                                                                  ---------------
                                                                                                          170,211
               SHIPPING/TRANSPORTATION -- 1.3%
     4,500     Burlington Northern Santa Fe Corp.                                                         172,395
               TELECOMMUNICATIONS -- 3.1%
       800     CenturyTel, Inc.                                                                            27,392
     9,800     Verizon Communications, Inc.                                                               385,924

                                                                                                  ---------------
                                                                                                          413,316
               TELECOMMUNICATIONS EQUIPMENT -- 2.3%
    51,500     Lucent Technologies, Inc. *                                                                163,255
     8,400     Motorola, Inc.                                                                             151,536

                                                                                                  ---------------
                                                                                                          314,791
               UTILITIES -- 5.5%
     2,600     Centerpoint Energy, Inc.                                                                    26,936
       600     Constellation Energy Group, Inc.                                                            23,904
     1,300     Edison International                                                                        34,463
     3,900     FirstEnergy Corp.                                                                          160,212
     2,300     FPL Group, Inc.                                                                            157,136
       900     PG&E Corp. *                                                                                27,360
       600     PPL Corp.                                                                                   28,308
       800     Sempra Energy                                                                               28,952
       700     Texas Genco Holdings, Inc.                                                                  32,655
     3,800     TXU Corp.                                                                                  182,096
     1,300     Westar Energy, Inc.                                                                         26,260
       500     WPS Resources Corp.                                                                         22,495

                                                                                                  ---------------
                                                                                                          750,777
-----------------------------------------------------------------------------------------------------------------
               Total Common Stocks                                                                     13,260,436
               (Cost $11,786,298)
-----------------------------------------------------------------------------------------------------------------
             SHORT - TERM INVESTMENTS - 3.4%
               MONEY MARKET FUND -- 3.4%
   458,413     JPMorgan Prime Money Market Fund (a)                                                       458,413
               (Cost $458,413)
-----------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 101.3%                                                        $    13,718,849
               (COST $12,244,711)

               LIABILITIES IN EXCESS OF OTHER -- (1.3)%                                                  (179,229)
               ASSETS

               NET ASSETS -- 100.0%                                                                    13,539,620
-----------------------------------------------------------------------------------------------------------------

Percentages indicated are based on net assets of $13,539,620.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                             GROSS                          GROSS                 NET UNREALIZED
   AGGREGATE               UNREALIZED                    UNREALIZED                APPRECIATION
     COST                 APPRECIATION                  DEPRECIATION              (DEPRECIATION)
--------------------------------------------------------------------------------------------------
   $ 12,244,711           $ 1,593,117                   $ (118,979)               $ 1,474,138

ABBREVIATIONS:
*    - Non-income producing security.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     J.P. Morgan Mutual Fund Series
            --------------------------------------------------------------------

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date                                November 19, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date                                November 19, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)            /s/ George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date                                November 23, 2004
    ----------------------------------------------------------------------------

[ATTACH SECTION 302 CERTIFICATION (SEC 302- JPMMFS) AS EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM N-Q]